Information on staff and remuneration - Effect on income statement (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information on staff and remuneration
Fair value of warrants and PSUs recognized in the income statement	kr 14,800
Fair value of PSUs recognized	500	kr 17,500	kr 19,300
Research and development expenses	12,191	13,919	11,291
Administrative expenses	2,573	3,555	8,020
Total	14,764	17,474	19,311
Executive Management
Disclosure of Information on staff and remuneration
Fair value of PSUs recognized	kr 3,200	kr 1,900	kr 6,300